FINANCIAL INSTRUMENTS - Deposits and debt investments (Details) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Related party transactions
Balance due from related parties	$ 21,478	$ 22,345
Credit risk | Related parties engaged in solar industry in China and overseas
Related party transactions
Number of related parties | item		2
Balance due from related parties		$ 20,900	$ 19,900
Percentage of total due from related parties		93.30%	92.80%